SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
SUPPLEMENTAL CASH FLOW INFORMATION

16           SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended February 28, 2011	Year Ended February 28, 2010	Period From Inception of Development Stage (March 1, 2004) to February 28, 2011

Interest paid	$30,000	$-	$310,053
Common stock issued on conversion of debt	-	872,500	4,193,000
Common stock issued on settlement of notes payable	-	1,250,000	3,133,322
Common stock issued for interest costs	-	82,500	82,500
Common stock issued for financing costs	-	145,000	145,000
Common stock issued for mineral property costs	-	-	580,000
Common stock issued for bonuses	-	280,000	512,750
Shares issued for services	$-	$158,500	$510,590